Revenue Recognition - Disaggregation of revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Total revenues	¥ 6,827,943	¥ 6,954,057	¥ 5,409,825
Directly-operated salons
Disaggregation of Revenue
Total revenues	5,656,519	5,396,294	4,006,834
Franchise
Disaggregation of Revenue
Total revenues	971,027	1,163,998	1,359,026
Other revenues
Disaggregation of Revenue
Total revenues	200,397	393,765	43,965
Relaxation Salon Segment
Disaggregation of Revenue
Total revenues	6,059,851	5,972,913	5,196,540
Relaxation Salon Segment | Directly-operated salons
Disaggregation of Revenue
Total revenues	4,081,024	3,121,649	3,278,514
Relaxation Salon Segment | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	1,007,800	1,122,595	559,000
Relaxation Salon Segment | Franchise
Disaggregation of Revenue
Total revenues	106,916	155,952	199,889
Relaxation Salon Segment | Royalty income
Disaggregation of Revenue
Total revenues	181,417	403,170	209,848
Relaxation Salon Segment | Staffing service revenue
Disaggregation of Revenue
Total revenues	136,570	86,975	263,962
Relaxation Salon Segment | Sublease revenue
Disaggregation of Revenue
Total revenues	364,367	411,698	437,976
Relaxation Salon Segment | Other franchise revenues
Disaggregation of Revenue
Total revenues	181,757	630,227	247,351
Relaxation Salon Segment | Other revenues
Disaggregation of Revenue
Total revenues		40,647
Digital Preventative Healthcare
Disaggregation of Revenue
Total revenues	200,397	386,383	43,965
Digital Preventative Healthcare | Other revenues
Disaggregation of Revenue
Total revenues	200,397	386,383	43,965
Luxury Beauty
Disaggregation of Revenue
Total revenues	567,695	594,761	169,320
Luxury Beauty | Directly-operated salons
Disaggregation of Revenue
Total revenues	567,695	594,761	169,320
Operating segments
Disaggregation of Revenue
Total revenues	6,827,943	6,954,057	5,409,825
Operating segments | Directly-operated salons
Disaggregation of Revenue
Total revenues	4,648,719	3,716,410	3,447,834
Operating segments | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	1,007,800	1,122,595	559,000
Operating segments | Franchise
Disaggregation of Revenue
Total revenues	106,916	155,952	199,889
Operating segments | Royalty income
Disaggregation of Revenue
Total revenues	181,417	403,170	209,848
Operating segments | Staffing service revenue
Disaggregation of Revenue
Total revenues	136,570	86,975	263,962
Operating segments | Sublease revenue
Disaggregation of Revenue
Total revenues	364,367	411,698	437,976
Operating segments | Other franchise revenues
Disaggregation of Revenue
Total revenues	181,757	630,227	247,351
Operating segments | Other revenues
Disaggregation of Revenue
Total revenues	¥ 200,397	¥ 427,030	¥ 43,965